Long-Term Debt - Additional Information - USD Term Loans (Detail)	6 Months Ended
	Jun. 30, 2016 USD ($) Subsidiary	Dec. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed | Subsidiary	3
Partnership's interest owned in subsidiaries	50.00%
Carrying amount of debt	$ 3,241,231,000	$ 3,363,874,000
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Debt Instrument [Line Items]
Carrying amount of debt	$ 120,800,000
Debt instrument collateral, description	These term loans are collateralized by first-priority mortgages on the three shuttle tankers to which the loans relate, together with other related security.
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly and semi-annual payments
U.S. Dollar-denominated Term Loans due through 2018 [Member] | Guarantee of Indebtedness of Others [Member]
Debt Instrument [Line Items]
Partnership's interest owned in subsidiaries	50.00%
Guaranteed term loans	$ 28,500,000
U.S. Dollar-denominated Term Loans due through 2018 [Member] | Guarantee of Indebtedness of Others [Member] | Corporate Joint Venture [Member]
Debt Instrument [Line Items]
Guaranteed term loans	60,400,000
U.S. Dollar-denominated Term Loans due through 2018 [Member] | Guarantee of Indebtedness of Others [Member] | Teekay Corporation [Member]
Debt Instrument [Line Items]
Guaranteed term loans	$ 31,900,000
U.S. Dollar-denominated Term Loans due through 2018 [Member] | Guarantee of Indebtedness of Others [Member] | Partnership [Member]
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed | Subsidiary	2
U.S. Dollar denominated Term Loans due through 2028 [Member]
Debt Instrument [Line Items]
Carrying amount of debt	$ 2,100,000,000
U.S. Dollar denominated Term Loans due through 2028 [Member] | Guarantee of Indebtedness of Others [Member]
Debt Instrument [Line Items]
Guaranteed term loans	$ 1,800,000,000
U.S. Dollar-denominated Term Loans due through 2025 [Member]
Debt Instrument [Line Items]
Debt instrument collateral, description	These term loans have varying maturities through 2025 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security.
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly or semi-annual payments
U.S. Dollar-denominated Term Loans due through 2025 [Member] | Guarantee of Indebtedness of Others [Member] | Teekay Corporation [Member]
Debt Instrument [Line Items]
Guaranteed term loans	$ 282,600,000
Term Loans Due 2022 [Member]
Debt Instrument [Line Items]
Final bullet payments	29,000,000
U.S. Dollar-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Final bullet payments	29,100,000
Senior bonds mature in June 2024 [Member]
Debt Instrument [Line Items]
Carrying amount of debt	$ 25,400,000
Debt instrument collateral, description	The bonds are collateralized by first-priority mortgage on the Dampier Spirit FSO unit to which the bonds relate, together with other related security.
Fixed interest rate of bonds	4.27%
Senior bonds issued face amount			$ 30,000,000